PARENT COMPANY INFORMATION (Details 4) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of parent company information [Line Items]
Outstanding bonds, Tranches	$ 31,835,928	$ 26,373,860
Parent [Member]
Disclosure Of parent company information [Line Items]
Outstanding bonds, Tranches	1,104,080
Outstanding bonds, Amount	1,104,080	704,080
Parent [Member] | Issuance date One [Member]
Disclosure Of parent company information [Line Items]
Outstanding bonds, Tranches	$ 100,000
Outstanding bonds, Maturity	June, 2020
Outstanding bonds, Coupon rate	IPC + 2.69%
Outstanding bonds, Amount	$ 100,000	0
Parent [Member] | Issuance date Two [Member]
Disclosure Of parent company information [Line Items]
Outstanding bonds, Tranches	$ 300,000
Outstanding bonds, Maturity	June, 2042
Outstanding bonds, Coupon rate	IPC + 3.99%
Outstanding bonds, Amount	$ 300,000	0
Parent [Member] | Issuance date Three [Member]
Disclosure Of parent company information [Line Items]
Outstanding bonds, Tranches	$ 93,000
Outstanding bonds, Maturity	November, 2026
Outstanding bonds, Coupon rate	IPC + 3.86%
Outstanding bonds, Amount	$ 93,000	93,000
Parent [Member] | Issuance date Four [Member]
Disclosure Of parent company information [Line Items]
Outstanding bonds, Tranches	$ 207,000
Outstanding bonds, Maturity	November, 2036
Outstanding bonds, Coupon rate	IPC + 4.15%
Outstanding bonds, Amount	$ 207,000	207,000
Parent [Member] | Issuance date Five [Member]
Disclosure Of parent company information [Line Items]
Outstanding bonds, Tranches	$ 279,560
Outstanding bonds, Maturity	December, 2019
Outstanding bonds, Coupon rate	IPC + 4.84%
Outstanding bonds, Amount	$ 279,560	279,560
Parent [Member] | Issuance date Six [Member]
Disclosure Of parent company information [Line Items]
Outstanding bonds, Tranches	$ 124,520
Outstanding bonds, Maturity	December, 2024
Outstanding bonds, Coupon rate	IPC + 5.20%
Outstanding bonds, Amount	$ 124,520	$ 124,520